Quarterly Report
January 31, 2022
MFS®  Income Fund
MFO-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,983,561
Boeing Co., 2.95%, 2/01/2030	453,000	443,395
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,635,414
Boeing Co., 5.805%, 5/01/2050	349,000	438,803
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,975,526
TransDigm, Inc., 6.375%, 6/15/2026	900,000	915,750
TransDigm, Inc., 4.625%, 1/15/2029	1,000,000	949,660
		$9,342,109
Asset-Backed & Securitized – 22.6%
ACREC 2021-FL1 Ltd., “D”, FLR, 2.753% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	$2,591,000	$2,579,700
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 2.756% (LIBOR - 1mo. + 2.65%), 1/15/2037 (z)	1,862,000	1,862,900
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.255% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	1,250,000	1,250,122
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.256% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,735,650
Arbor Realty Trust, Inc., CLO, 2019-FL2, “D”, FLR, 2.6% (SOFR - 30 day + 2.565%), 9/15/2034 (n)	4,000,000	3,974,976
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.614% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,750,304
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,000,000	3,959,976
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.059% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	701,000	699,293
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	2,596,000	2,563,529
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.05% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	375,000	370,310
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	3,500,000	3,465,416
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.303% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	539,000	533,671
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 3.003% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	3,743,500	3,738,954
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 3.8% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,477,498
AREIT 2019-CRE3 Trust, “D”, FLR, 2.814% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,707,958
AREIT 2022-CRE6 Trust, “E”, FLR, 3.5% (SOFR - 30 day + 3.4%), 1/17/2025 (n)	4,500,000	4,499,995
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.504% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,749,997
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 2.354% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	2,083,333	2,083,727
Bancorp Commercial Mortgage 2019-CRE5 Trust, “D”, FLR, 2.46% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	438,566	437,621
Bancorp Commercial Mortgage 2019-CRE6 Trust, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	2,044,000	2,039,040
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	96,434	108,209
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	518,467
BDS 2021-FL9 Ltd., “C”, FLR, 2.48% (LIBOR - 1mo. + 1.9%), 11/16/2038 (n)	4,254,000	4,228,680
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 1.903% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	1,231,000	1,231,000
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.109% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,497,753
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.159% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,300,000	1,296,798
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 2.856% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	818,500	818,263
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 2.85% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	4,000,000
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	444,549	447,087
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	378,515	372,011
BXMT 2021-FL4 Ltd., “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	2,107,103
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	777,196
CHCP 2021-FL1 Ltd., “B”, FLR, 1.814% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	3,500,000	3,483,604
CHCP 2021-FL1 Ltd., “C”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	547,368
CLNC 2019-FL1 Ltd., “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,725,796
Columbia Cent CLO 28 Ltd., “B-R”, 2.465%, 11/07/2030 (n)	2,083,333	2,083,339
Commercial Equipment Finance 2021-A, LLC, “A”, 2.1%, 2/16/2027 (n)	2,351,630	2,335,610
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	940,963
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,899,051
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	674,459	7
Cutwater 2015-1A Ltd., “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,485,088
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 2.291% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	2,002,336
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	884,045
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	288,082	289,704
Invitation Homes 2018-SFR1 Trust, “C”, FLR, 1.36% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	869,875	870,220
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	807,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2021-FL2 Ltd., “D”, FLR, 2.306% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	$1,837,000	$1,835,573
LCCM 2021-FL2 Trust, “C”, FLR, 2.26% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	3,212,500	3,212,484
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,738,356
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.06% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,345,665
LoanCore 2019-CRE2 Ltd., “D”, FLR, 2.56% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,268,299
LoanCore 2021-CRE5 Ltd., “C”, FLR, 2.453% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,981,238
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.268% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	3,000,000	2,998,494
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 2.391% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	495,113
MF1 2019-FL2 Ltd., “A”, FLR, 2.514% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	633,132	632,960
MF1 2020-FL4 Ltd., “B”, FLR, 2.914% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,256,668
MF1 2021-FL5 Ltd., “C”, FLR, 1.87% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,227,486
MF1 2021-FL5 Ltd., “D”, FLR, 2.664% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	2,969,982
MF1 2021-FL6 Ltd., “C”, FLR, 1.96%, 7/16/2036 (n)	3,357,603	3,328,200
MF1 2022-FL8 Ltd., “E”, FLR, 3.2% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,502,785
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,111,096
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.091% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	2,286,610	2,286,788
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 2.304%, 4/20/2034 (n)	1,750,000	1,751,897
Oaktree CLO 2019-1A Ltd. “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	3,236,356	3,234,447
OCP CLO 2015-9A Ltd., “A2R”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,374,752	1,374,062
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 2.06% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	864,900
Parallel 2015-1A Ltd., “DR”, FLR, 2.804% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,747,364
PFP III 2021-7 Ltd., “C”, FLR, 1.758% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,479	428,827
PFP III 2021-8 Ltd., “D”, FLR, 2.26% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	4,274,000	4,253,019
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.21% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,500,211
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.08% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	1,770,000	1,752,435
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	254,882	257,329
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	997,680
Starwood Commercial Mortgage, 2021-FL2, “D”, 2.903%, 4/18/2038 (n)	3,000,000	2,995,840
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 2.8% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,750,038
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,700,000	2,683,111
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,996,753	3,171,528
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,121,605
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,317,847
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	7,733	7,736
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 3.541% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,737,638	1,732,959
Voya CLO 2016-4A Ltd., “CR”, FLR, 2.404% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	2,909,090	2,907,624
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,782,985
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,709,284
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,596,318
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,647,441
Wind River 2015-2A CLO Ltd., “CR”, FLR, 1.939% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	1,360,000	1,361,568
		$164,376,886
Automotive – 1.0%
Hyundai Capital America, 2.1%, 9/15/2028 (n)	$2,000,000	$1,885,579
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,250,000	2,742,404
Stellantis N.V., 2.691%, 9/15/2031 (n)	2,940,000	2,783,534
		$7,411,517
Broadcasting – 0.8%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$927,478
Prosus N.V., 3.28%, 1/19/2027 (n)	1,975,000	1,972,265
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	2,700,000	2,576,313
		$5,476,056
Brokerage & Asset Managers – 1.1%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$2,147,085
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,609,000	1,542,098
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,000,000	2,032,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4%, 3/15/2029 (n)	$1,300,000	$1,261,702
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,203,576
		$8,186,781
Building – 0.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,700,000	$2,642,760
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,600,000	2,378,740
		$5,021,500
Business Services – 1.1%
Global Payments, Inc., 2.9%, 5/15/2030	$1,080,000	$1,061,791
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,700,000	2,560,113
RELX Capital, Inc., 3%, 5/22/2030	674,000	688,733
Switch Ltd., 4.125%, 6/15/2029 (n)	3,725,000	3,628,076
		$7,938,713
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$3,300,000	$3,217,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,670,703
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	3,600,000	3,294,684
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	3,300,000	3,424,691
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	2,054,547
		$13,662,125
Chemicals – 0.6%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,600,000	$3,316,500
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	1,179,000	1,164,262
		$4,480,762
Computer Software – 0.6%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$3,000,000	$2,857,500
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	1,388,000	1,591,354
		$4,448,854
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,965,000	$2,029,295
Conglomerates – 0.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,500,000	$2,465,625
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,549,500
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	2,820,212
		$6,835,337
Construction – 0.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,900,000	$1,933,497
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	333,000	354,645
		$2,288,142
Consumer Services – 1.0%
Expedia Group, Inc., 3.25%, 2/15/2030	$1,950,000	$1,945,524
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	1,700,000	1,557,765
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,851,750
Meituan, 3.05%, 10/28/2030 (n)	1,024,000	897,201
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	258,482
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	646,142
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	202,879
		$7,359,743

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		$1,500,000	$1,530,435
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032		$2,745,000	$2,933,782
Broadcom, Inc., 3.187%, 11/15/2036 (n)		2,240,000	2,127,484
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		1,305,000	1,339,788
			$6,401,054
Emerging Market Quasi-Sovereign – 1.5%
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		$1,070,000	$976,386
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		1,653,000	1,617,460
Huarong Finance Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		2,040,000	1,989,000
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,041,000	979,654
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,629,000	1,609,680
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		2,020,000	1,936,735
Petroleos Mexicanos, 5.95%, 1/28/2031		1,810,000	1,722,215
			$10,831,130
Emerging Market Sovereign – 1.7%
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		$1,827,000	$1,710,708
Dominican Republic, 4.5%, 1/30/2030 (n)		1,018,000	998,668
Dominican Republic, 4.875%, 9/23/2032 (n)		1,301,000	1,276,294
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,058,000	975,741
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	737,730
Republic of Angola, 8%, 11/26/2029		$1,436,000	1,422,286
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,613,000	1,698,613
Republic of Romania, 2%, 4/14/2033 (n)		1,909,000	1,846,129
Republic of South Africa, 8.25%, 3/31/2032	ZAR	30,943,000	1,814,303
			$12,480,472
Energy - Independent – 0.8%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$616,000	$669,718
Energean PLC, 6.5%, 4/30/2027 (n)		1,781,000	1,720,891
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	1,955,503
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		1,237,000	1,214,760
			$5,560,872
Energy - Integrated – 1.0%
Cenovus Energy, Inc., 4.4%, 4/15/2029		$1,608,000	$1,739,413
Cenovus Energy, Inc., 3.75%, 2/15/2052		2,700,000	2,588,399
Eni S.p.A., 4%, 9/12/2023 (n)		1,342,000	1,390,735
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,685,000	1,830,434
			$7,548,981
Financial Institutions – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025		$1,568,000	$1,756,970
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		2,698,000	2,770,832
Air Lease Corp., 2.875%, 1/15/2032		5,633,000	5,356,052
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,324,894
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		3,617,000	3,458,798
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		2,532,865	2,376,587
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,666,620
Sunac China Holdings Ltd., 7.5%, 2/01/2024		1,057,000	636,843
			$20,347,596
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$982,029
Aramark Services, Inc., 5%, 2/01/2028 (n)		1,000,000	992,500
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	1,128,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Central America Bottling Co., 5.25%, 4/27/2029 (n)	$2,293,000	$2,324,827
Indofood CBP, 3.541%, 4/27/2032	2,536,000	2,423,067
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,800,000	1,909,080
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/2029	782,000	847,500
		$10,607,619
Gaming & Lodging – 1.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$2,062,000	$2,124,726
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	411,280
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	2,600,000	2,533,388
Marriott International, Inc., 5.75%, 5/01/2025	47,000	52,051
Marriott International, Inc., 4.625%, 6/15/2030	561,000	613,312
Marriott International, Inc., 2.85%, 4/15/2031	654,000	631,391
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	4,236,733
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,700,000	2,678,940
		$13,281,821
Industrial – 0.4%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$936,000	$905,206
GEMS MENASA (Cayman) Ltd. / GEMS Education (Delaware) LLC, 7.125%, 8/26/2026	1,690,000	1,736,475
		$2,641,681
Insurance - Property & Casualty – 1.8%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$2,250,000	$2,223,855
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,301,208
Aon Corp., 4.5%, 12/15/2028	2,909,000	3,232,024
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,401,876
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	452,837
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,350,000	2,308,875
		$12,920,675
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$1,123,009
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,090,414
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	2,000,000	2,014,400
		$4,227,823
Major Banks – 3.9%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$579,000	$628,675
Bank of America Corp., 2.572%, 10/20/2032	5,442,000	5,273,555
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,896,750
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,415,141
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	319,009
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	562,000	545,815
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,153,547
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	4,695,000	4,572,694
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,109,750
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	524,610
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	721,285
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	4,688,000	4,525,008
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	2,746,000	2,584,535
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,743,631
		$28,014,005
Medical & Health Technology & Services – 1.3%
DaVita, Inc., 4.625%, 6/01/2030 (n)	$2,600,000	$2,529,514
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,598,805
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	651,152
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	3,300,000	3,127,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Tower Health, 4.451%, 2/01/2050	$1,730,000	$1,513,750
		$9,420,895
Metals & Mining – 1.0%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$992,000	$958,708
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	1,161,000	1,124,276
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,907,000	2,778,626
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	242,175
Novelis Corp., 3.875%, 8/15/2031 (n)	2,600,000	2,448,602
		$7,552,387
Midstream – 2.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$2,208,048
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	963,000	896,259
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,373,184
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,813,915
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,352,854
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	4,139,744
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,285,000	1,409,015
		$14,193,019
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 5/01/2031	$9,841	$10,842
Fannie Mae, 3%, 2/25/2033 (i)	274,981	27,159
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	35,407	39,893
Fannie Mae, 6%, 11/01/2034	99,892	114,130
Fannie Mae, UMBS, 2.5%, 3/01/2050	57,937	57,937
Freddie Mac, 0.894%, 4/25/2024 (i)	78,203	1,287
Ginnie Mae, 3%, 9/20/2047	113,467	117,164
		$368,412
Municipals – 2.1%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,205,000	$1,262,290
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,779,690
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,423,954
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	2,500,000	2,474,950
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	4,123,740
Port Beaumont, TX, Industrial Development Authority Facility Taxable Rev. (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,622,446
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	30,900
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	468,650
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,349,378
		$15,535,998
Oils – 0.2%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,013,000	$1,078,845
Other Banks & Diversified Financials – 0.4%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$1,431,000	$1,391,648
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,424,000	1,409,623
		$2,801,271
Pharmaceuticals – 0.8%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$3,000,000	$2,962,050
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,000,000	2,952,060
		$5,914,110
Printing & Publishing – 0.1%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$1,027,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,504,000	$1,447,355
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,196,234
MercadoLibre, Inc., 2.375%, 1/14/2026	852,000	798,537
		$2,994,771
Specialty Stores – 0.4%
Genuine Parts Co., 2.75%, 2/01/2032	$3,243,000	$3,153,007
Supranational – 0.2%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,304,836
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$1,237,000	$1,291,195
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,464,521
Crown Castle International Corp., 4.15%, 7/01/2050	2,318,000	2,449,217
CT Trust, 5.125%, 2/03/2032 (n)(w)	765,000	779,152
SBA Communications Corp., 3.875%, 2/15/2027	1,850,000	1,868,500
SBA Communications Corp., 3.125%, 2/01/2029	1,400,000	1,304,730
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	2,037,486
		$11,194,801
Tobacco – 0.3%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,902,395
Transportation - Services – 0.5%
Delhi International Airport Private Ltd., 6.125%, 10/31/2026	$1,046,000	$1,035,540
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	815,898
India Airport Infrastructure, 6.25%, 10/25/2025	889,000	853,440
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	1,249,000	1,240,099
		$3,944,977
U.S. Treasury Obligations – 31.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$20,700,000	$18,148,887
U.S. Treasury Bonds, 1.75%, 8/15/2041	5,000,000	4,656,250
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	8,066,231
U.S. Treasury Bonds, 2.375%, 11/15/2049	21,426,900	22,597,010
U.S. Treasury Bonds, 1.625%, 11/15/2050	4,000,000	3,570,156
U.S. Treasury Notes, 0.25%, 9/30/2023	23,300,000	22,983,265
U.S. Treasury Notes, 0.375%, 10/31/2023	101,100,000	99,808,605
U.S. Treasury Notes, 0.25%, 9/30/2025	4,700,000	4,492,723
U.S. Treasury Notes, 0.875%, 6/30/2026	44,000,000	42,673,125
		$226,996,252
Utilities - Electric Power – 2.2%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$773,068
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,194,012
Calpine Corp., 3.75%, 3/01/2031 (n)	2,900,000	2,634,737
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	2,915,000	2,744,385
FirstEnergy Corp., 5.35%, 7/15/2047	2,460,000	2,674,655
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	353,787
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,765,029
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	597,642
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,916,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	$1,157,000	$1,100,339
		$15,754,248
Total Bonds		$711,837,493
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	36,995	$30,488
Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 0.06% (v)	32,629,244	$32,629,244

Other Assets, Less Liabilities – (2.5)%		(18,052,389)
Net Assets – 100.0%		$726,444,836
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,629,244 and $711,867,981, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $302,367,065, representing 41.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 2.756% (LIBOR - 1mo. + 2.65%), 1/15/2037	12/07/21	$1,862,000	$1,862,900
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.08% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	1,770,000	1,752,435
Total Restricted Securities			$3,615,335
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
MYR	Malaysian Ringgit
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
INR	81,927,000	USD	1,073,003	Barclays Bank PLC	3/14/2022	$20,053
MYR	4,289,000	USD	1,007,706	Barclays Bank PLC	2/11/2022	16,624
USD	3,888,795	EUR	3,412,960	JPMorgan Chase Bank N.A.	4/08/2022	48,529
USD	1,101,702	INR	81,927,000	Morgan Stanley Capital Services, Inc.	3/14/2022	8,646
						$93,852
Liability Derivatives
USD	1,836,058	ZAR	28,491,401	HSBC Bank	4/08/2022	$(481)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	161	$22,995,328	March – 2022	$358,597
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	275	$59,580,469	March – 2022	$(362,183)
U.S. Treasury Note 5 yr	Long	USD	140	16,688,438	March – 2022	(47,134)
U.S. Treasury Ultra Bond	Long	USD	223	42,133,062	March – 2022	(909,461)
						$(1,318,778)
At January 31, 2022, the fund had liquid securities with an aggregate value of $1,542,352 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$30,488	$30,488
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	226,996,252	—	226,996,252
Non - U.S. Sovereign Debt	—	24,616,438	—	24,616,438
Municipal Bonds	—	15,535,998	—	15,535,998
U.S. Corporate Bonds	—	189,785,278	—	189,785,278
Residential Mortgage-Backed Securities	—	1,238,632	—	1,238,632
Commercial Mortgage-Backed Securities	—	42,637,020	—	42,637,020
Asset-Backed Securities (including CDOs)	—	120,869,646	—	120,869,646
Foreign Bonds	—	90,158,229	—	90,158,229
Mutual Funds	32,629,244	—	—	32,629,244
Total	$32,629,244	$711,837,493	$30,488	$744,497,225
Other Financial Instruments
Futures Contracts – Assets	$358,597	$—	$—	$358,597
Futures Contracts – Liabilities	(1,318,778)	—	—	(1,318,778)
Forward Foreign Currency Exchange Contracts – Assets	—	93,852	—	93,852
Forward Foreign Currency Exchange Contracts – Liabilities	—	(481)	—	(481)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$ 30,548
Change in unrealized appreciation or depreciation	(60)
Balance as of 1/31/22	$30,488
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2022 is $(60). At January 31, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,877,994	$260,054,479	$248,303,229	$—	$—	$32,629,244
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,447	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Supplemental Information (unaudited) – continued
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.